PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	$ 3,100.1
Depreciation	586.8	$ 558.1	$ 570.1
Balance at the end of period	2,879.5	3,100.1
Cost
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	8,388.7	7,921.8
Additions	429.2	476.8
Business acquisitions	9.1
Net change in additions financed with non-cash balances	(63.2)	(17.4)
Reclassification		73.7
Retirement, disposals and other	(353.2)	(66.2)
Balance at the end of period	8,410.6	8,388.7	7,921.8
Government credit receivable on property, plant and equipment	36.7
Accumulated depreciation, amortization and impairment losses
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	(5,288.6)	(4,785.4)
Business acquisitions	5.8
Depreciation	586.8	558.1
Retirement, disposals and other	(350.1)	(54.9)
Balance at the end of period	(5,531.1)	(5,288.6)	(4,785.4)
Land, buildings and leasehold improvements
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	145.5
Balance at the end of period	148.0	145.5
Land, buildings and leasehold improvements | Cost
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	232.4	214.8
Additions	8.5	14.8
Business acquisitions	1.5
Net change in additions financed with non-cash balances	(0.1)
Reclassification		2.8
Retirement, disposals and other	(0.3)
Balance at the end of period	242.0	232.4	214.8
Land, buildings and leasehold improvements | Accumulated depreciation, amortization and impairment losses
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	(86.9)	(76.6)
Business acquisitions	0.3
Depreciation	7.1	7.8
Retirement, disposals and other	(0.3)	2.5
Balance at the end of period	(94.0)	(86.9)	(76.6)
Furniture and equipment
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	182.5
Balance at the end of period	185.2	182.5
Furniture and equipment | Cost
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	707.5	659.9
Additions	40.5	41.8
Business acquisitions	1.6
Net change in additions financed with non-cash balances	0.5	0.1
Reclassification	12.9	12.8
Retirement, disposals and other	(8.9)	(7.1)
Balance at the end of period	754.1	707.5	659.9
Furniture and equipment | Accumulated depreciation, amortization and impairment losses
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	(525.0)	(478.8)
Business acquisitions	1.4
Depreciation	51.4	50.7
Retirement, disposals and other	(8.9)	(4.5)
Balance at the end of period	(568.9)	(525.0)	(478.8)
Telecommunication networks
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	2,457.4
Balance at the end of period	2,362.2	2,457.4
Increase in depreciation	24.0
Telecommunication networks | Cost
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	6,389.4	6,068.3
Additions	230.3	252.5
Business acquisitions	6.0
Net change in additions financed with non-cash balances	(57.1)	(5.3)
Reclassification	184.6	88.8
Retirement, disposals and other	(234.8)	(14.9)
Balance at the end of period	6,518.4	6,389.4	6,068.3
Telecommunication networks | Accumulated depreciation, amortization and impairment losses
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	(3,932.0)	(3,540.4)
Business acquisitions	4.1
Depreciation	454.8	402.2
Retirement, disposals and other	(234.7)	(10.6)
Balance at the end of period	(4,156.2)	(3,932.0)	(3,540.4)
Customer equipment
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	228.9
Balance at the end of period	97.0	228.9
Customer equipment | Cost
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	973.6	897.1
Additions	16.1	54.2
Net change in additions financed with non-cash balances	1.0	(6.0)
Reclassification	(72.5)	72.5
Retirement, disposals and other	(109.2)	(44.2)
Balance at the end of period	809.0	973.6	897.1
Customer equipment | Accumulated depreciation, amortization and impairment losses
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	(744.7)	(689.6)
Depreciation	73.5	97.4
Retirement, disposals and other	(106.2)	(42.3)
Balance at the end of period	(712.0)	(744.7)	(689.6)
Projects under development
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	85.8
Balance at the end of period	87.1	85.8
Projects under development | Cost
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	85.8	81.7
Additions	133.8	113.5
Net change in additions financed with non-cash balances	(7.5)	(6.2)
Reclassification	(125.0)	(103.2)
Balance at the end of period	$ 87.1	$ 85.8	$ 81.7